NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 International Sovereign Energy Corp [Member] USD ($)	Dec. 31, 2012 Swan Hills and Red Earth [Member] USD ($)	Dec. 31, 2012 Swan Hills and Red Earth [Member] CAD	Dec. 31, 2012 Divide County Assets [Member] USD ($)
NOTE 3 - PROPERTY ACQUISITIONS AND SALES (Details) [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 16,605,419	$ 16,605,419
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)			3,552,516
Business Combination, Acquisition Related Costs	4,147,005	1,404,059	394,000
Proceeds from Divestiture of Businesses (in Dollars)					1,750,000
Proceeds from Divestiture of Businesses, Net of Cash Divested				1,719,598		396,531
Gain (Loss) on Sale of Business						$ 257,745